Net Loss Per Share - Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	24,370,278	52,380,765	24,370,278	52,380,765
Warrant
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	16,351,314	2,058,030	16,351,314	2,058,030
Stock options
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities	8,018,964	8,439,682	8,018,964	8,439,682
Convertible Preferred Shares
Potentially dilutive securities excluded from computation of diluted net loss per share
Anti-dilutive securities		41,883,053		41,883,053